Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 23, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Deep Value Acquirers Deep Value Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Deep Value/Acquirers Deep Value Blended Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		(1.92%)	4.50%	6.86%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%
Acquirers Small And Micro Deep Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.89%)	3.55%	6.05%
Acquirers Small And Micro Deep Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(3.34%)	2.97%	5.37%
Acquirers Small And Micro Deep Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			(1.39%)	2.64%	4.71%

[1]	Deep Value Index through June 22, 2020; Acquirers Deep Value Index thereafter.